Expense Example {- Fidelity Managed Retirement 2010 Fund} - 07.31 Fidelity Managed Retirement Funds K Combo PRO-04 - Fidelity Managed Retirement 2010 Fund - Class K	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 37
3 years	116
5 years	200
10 years	$ 446